NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Capitalized Computer Software Costs
Estimated useful life	5 years
Income Taxes
Unrecognized tax benefits	¥ 0	¥ 0	¥ 0
Leasehold improvements | Minimum
Property and Equipment
Useful lives	5 years
Leasehold improvements | Maximum
Property and Equipment
Useful lives	15 years
Furniture and fixtures | Minimum
Property and Equipment
Useful lives	4 years
Furniture and fixtures | Maximum
Property and Equipment
Useful lives	20 years
Computers
Property and Equipment
Useful lives	5 years
Assets under capital leases, primarily office equipment
Property and Equipment
Useful lives	5 years